REVENUES	12 Months Ended
Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue
REVENUES
Revenues for the year ended December 31, 2018 totaled $56.8 billion (2017 – $40.8 billion). The amounts for the year ended December 31, 2018 have been determined in accordance with IFRS 15. Prior period amounts have not been restated (refer to Note 2 of the consolidated financial statements).
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE YEAR ENDED DEC. 31, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$187	$3,107	$3,651	$4,859	$36,693	$2,651	$13	$51,161
Other revenue	—	4,968	100	154	135	32	221	5,610
	$187	$8,075	$3,751	$5,013	$36,828	$2,683	$234	$56,771

b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE YEAR ENDED DEC. 31, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$1,118	$79	$201	$28,860	$2,651	$13	$32,922
Services transferred over a period of time	187	1,989	3,572	4,658	7,833	—	—	18,239
	$187	$3,107	$3,651	$4,859	$36,693	$2,651	$13	$51,161

Remaining Performance Obligations
Private Equity
In our construction services business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract, work order or letter of intent. As at December 31, 2018 our backlog of construction projects was approximately $8 billion, with an overall weighted average remaining project life of approximately two years.
In our Brazilian water and wastewater services business, our long-term, inflation-adjusted concession service contracts with various municipalities have an average remaining contract duration of 25 years as at December 31, 2018.
Others
In our asset management, infrastructure and renewable power businesses, revenue is generally recognized as invoiced for contracts recognized over a period of time as the amounts invoiced are commensurate with the value provided to the customers.